Class Y Shares Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
SDIT SHORT DURATION GOVERNMENT FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Prospectus SDIT SHORT DURATION GOVERNMENT FUND Class Y
Management Fees	0.09%
Distribution (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.44%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Shares Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y | USD ($)	45	141	246	555

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 245% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. The Fund may invest in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks attractively-valued securities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Adviser will strive to maintain a portfolio duration of up to three years under normal market conditions.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Dollar Rolls Risk — The Fund's investments in dollar rolls may subject the Fund to leverage risk and liquidity risk, both of which are described below.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that short-duration U.S. Government fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives or investments in repurchase agreements may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.42% 03/31/08 Worst Quarter: -1.00% 06/30/13 The Fund's Class Y total return (pre-tax) from January 1, 2016 to March 31, 2016 was 1.13%.
Average Annual Total Returns (for the periods ended December 31, 2015)

The Fund's Class Y shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class A shares is shown. The Fund's Class A shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class A shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class Y Shares Prospectus - SDIT SHORT DURATION GOVERNMENT FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date [1]
Class Y	Fund Return Before Taxes	0.09%	0.85%	2.72%	4.64%		Feb. 17, 1987
After Taxes on Distributions | Class Y	Fund Return After Taxes on Distributions	(0.28%)	0.40%	1.88%	3.02%
After Taxes on Distributions and Sale of Fund Shares | Class Y	Fund Return After Taxes on Distributions and Sale of Fund Shares	0.05%	0.48%	1.80%	2.99%
BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.54%	0.70%	2.42%	4.76%	[2]	Feb. 28, 1987
[1]	The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class A shares has been used. Returns for Class Y shares would have been substantially similar to those of Class A shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.
[2]	Index returns are shown from February 28, 1987.